Federated Hermes Global Allocation Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—63.8%
		Communication Services—4.3%
13,000		Alphabet, Inc., Class A	$ 2,123,940
10,888		Alphabet, Inc., Class C	1,797,718
2	[1]	AMC Entertainment Holdings, Inc.	10
65,358		America Movil S.A.B. de C.V.	54,027
252	[1]	Anterix, Inc.	8,938
15,506		AT&T, Inc.	308,569
57,700		Axiata Group BHD	34,068
7,543		Bharti Airtel Ltd.	142,784
30		Cable One, Inc.	10,582
1		carsales.com.au, Ltd.	26
74	[1]	Cinemark Holdings, Inc.	2,026
2,131		CTS Eventim AG	199,917
1		Deutsche Telekom AG, Class REG	28
309		Elisa OYJ	15,458
2		Emerald Holding, Inc.	11
1,500		Focus Media Information Technology Co. Ltd.	1,213
543	[1]	Frontier Communications Parent, Inc.	15,638
2	[1]	Gannett Co., Inc.	11
2	[1]	Getty Images Holdings, Inc.	8
2	[1]	Globalstar, Inc.	3
4		Gray Television, Inc.	20
408		Hellenic Telecommunication Organization S.A.	6,614
33	[1]	Ibotta, Inc.	1,887
257		Iridium Communications, Inc.	6,631
1,300		Konami Corp.	116,868
21,829		Koninklijke KPN NV	89,121
2,383		KT Corp.	68,983
18,700	[1]	Kuaishou Technology	96,083
4,125		LG Uplus Corp.	30,127
3,319	[1]	Liberty Latin America Ltd.	31,431
39	[1]	Liberty Media Corp. OLD	1,544
5,046	[1]	Lions Gate Entertainment Corp.	34,918
2	[1]	Lumen Technologies, Inc.	11
88,600		LY Corp.	244,401
4,283		Meta Platforms, Inc.	2,232,771
2	[1]	National CineMedia, Inc.	14
8,378		NetEase, Inc.	135,177
1,290	[1]	Netflix, Inc.	904,742
13,712	[1]	Pinterest, Inc.	439,332
1,375		Publicis Groupe	151,186
3,634		Quebecor, Inc., Class B	90,253
165		Realestate.com.au Ltd.	24,619
835		Shutterstock, Inc.	29,960
21,900		SoftBank Corp.	306,346

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
3,923		Spark New Zealand Ltd.	$ 8,797
963	[1]	Spotify Technology S.A.	330,193
22		Swisscom AG	13,895
2,339		Tegna, Inc.	32,465
1,362		Telenor ASA	16,877
9,267		Telstra Group LTD.	24,707
12,796		Tencent Holdings Ltd.	618,457
14,124		TIM S.A./Brazil	44,758
983		T-Mobile USA, Inc.	195,342
6,224	[1]	Trade Desk, Inc./The	650,595
1		Universal Music Group N.V.	26
9,144		Verizon Communications, Inc.	382,036
4,329	[1]	Vimeo Holdings, Inc.	23,160
5	[1]	Vivid Seats, Inc.	23
17,414		WPP PLC	166,439
		TOTAL	12,265,784
		Consumer Discretionary—6.8%
262	[1]	Abercrombie & Fitch Co., Class A	38,663
599		Academy Sports and Outdoors, Inc.	33,233
599		Acushnet Holdings Corp.	40,127
261	[1]	Adient PLC	5,904
297	[1]	Adtalem Global Education, Inc.	22,486
24,108		Alibaba Group Holding Ltd.	252,114
20,777	[1]	Amazon.com, Inc.	3,708,694
213	[1]	Amer Sports, Inc.	2,907
1,445		American Eagle Outfitters, Inc.	29,738
567	[1]	Aptiv PLC	40,557
5,594		Aristocrat Leisure Ltd.	207,975
27,898		Barratt Developments PLC	186,993
3,392		Berkeley Group Holdings PLC	223,156
80	[1]	Birkenstock Holding Ltd.	3,992
364	[1]	Boot Barn Holdings, Inc.	48,838
525		BorgWarner, Inc.	17,887
206		Bosch Ltd.	78,983
42,000		Bosideng International Holdings Ltd.	20,613
6,300		Bridgestone Corp.	246,967
700		BYD Co. Ltd.	24,577
1,749		Canadian Tire Corp. Ltd.	199,396
58,000		Cheng Shin Ind	90,546
1,733	[1]	Churchill Capital Corp. IV	6,967
1,201		Cie Financiere Richemont S.A.	189,455
6,682		Compagnie Generale des Etablissements Michelin, Class B	262,427
2	[1]	Custom Truck One Source, Inc.	8
3,616		D. R. Horton, Inc.	682,556
47		D’ieteren Group	11,434
1		eBay, Inc.	59
2,528	[1]	Everi Holdings, Inc.	32,990
2,340		Evolution AB	243,569
4,435	[1]	Expedia Group, Inc.	616,864

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
8,498		Ford Motor Co.	$ 95,093
206		Ford Otomotiv Sanayi A.S.	5,845
862	[1]	Frontdoor, Inc.	41,445
1,600		Fuyao Glass Industry Group Co. Ltd.	9,142
84,000		Geely Automobile Holdings Ltd.	94,062
2,364		General Motors Co.	117,680
511		Gentex Corp.	16,010
1		Gildan Activewear, Inc.	46
238,000	[1]	GoTo Gojek Tokopedia Tbk PT	803
63,000		Great Wall Motor Co. Ltd.	90,733
588	[1]	Green Brick Partners, Inc.	46,323
21,300		Haier Smart Home Co. Ltd.	74,149
29,200		Haier Smart Home Co. Ltd.	89,829
4	[1]	Hanesbrands, Inc.	25
32		Hanjin Kal Corp.	1,653
484		Hankook Tire Co. Ltd.	15,732
269		Harley-Davidson, Inc.	10,071
15		Hermes International	35,985
1,488		Hero MotoCorp Ltd.	97,046
4,000		Hisense Home Appliances Group Co., Ltd., Class H	10,365
3,251		Home Depot, Inc.	1,197,993
312		Hyundai Motor Co.	59,906
5,724		Industria de Diseno Textil S.A.	310,774
1,976		International Game Technology PLC	44,243
10,631		JD.com, Inc.	143,500
252		Jumbo S.A.	6,394
630		KB HOME	52,737
1,246		Kia Corp.	99,318
454		Kontoor Brands, Inc.	33,982
5,547		La Francaise des Jeux SAEM	226,230
4	[1]	Latham Group, Inc.	25
2		La-Z-Boy, Inc.	81
126		Lear Corp.	14,698
2,250		Lennar Corp., Class A	409,635
2	[1]	Leslie’s, Inc.	6
9		LPP S.A.	34,286
307		LVMH Moet Hennessy Louis Vuitton SE	230,287
6,947		Marriott Vacations Worldwide Corp.	514,078
833		Maruti Suzuki India Ltd.	124,082
7,200		Mazda Motor Corp.	60,856
5,714	[1]	Meituan	86,055
4,656		Mercedes-Benz Group AG	321,058
14,368	[1]	MGM Resorts International	540,093
8,400		Midea Group Co., Ltd.	76,759
19,800		MINISO Group Holding Ltd.	82,578
14		Naspers Ltd., Class N	2,893
401		OPAP S.A.	6,939
118		Oxford Industries, Inc.	10,264
1,945	[1,2]	Ozon Holdings PLC, ADR	0

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,495		Pandora A/S	$ 262,526
348		Patrick Industries, Inc.	44,969
2		Perdoceo Education Corp.	45
144		Phinia, Inc.	6,906
16,000		Pop Mart International Group Ltd.	94,173
77,000		Pou Chen Corp.	83,527
2,479		Prosus NV	92,386
1,781		Puma SE	76,973
791	[1]	QuantumScape Corp.	4,596
1,939	[1]	Rivian Automotive, Inc.	27,398
3,470		Ross Stores, Inc.	522,617
21,500		Samvardhana Motherson International Ltd.	50,024
14,500		Sekisui Chemical Co.	221,234
7,000		Sekisui House Ltd.	179,728
123	[1]	SharkNinja, Inc.	11,786
397		Signet Jewelers Ltd.	33,388
164		Six Flags Entertainment Corp.	7,180
9,964		Sona Blw Precision Forgings Ltd.	81,449
5,100		Sony Group Corp.	498,268
1		Super Group SGHC Ltd.	3
1,069	[1]	Target Hospitality Corp.	10,359
9,533		Tata Motors Ltd.	126,498
6,593		Tata Motors Ltd.	87,490
748	[1]	Taylor Morrison Home Corp.	50,363
6,548	[1]	Tesla, Inc.	1,401,992
31,695		The Wendy’s Co.	536,279
113		Thor Industries, Inc.	12,120
7,021		TJX Cos., Inc.	823,353
12,500		Toyota Motor Corp.	238,434
1,550		Trent Ltd.	132,935
339	[1]	Tri Pointe Homes, Inc.	15,065
758	[1]	United Parks & Resorts, Inc.	37,309
3	[1]	Urban Outfitters, Inc.	109
1	[1]	Vista Outdoor, Inc.	40
280	[1]	Visteon Corp.	28,344
243		Winnebago Industries, Inc.	14,497
9,491		Zomato Ltd.	28,485
3,000		ZOZO, Inc.	95,581
		TOTAL	19,050,891
		Consumer Staples—3.7%
4,200		Ajinomoto Co., Inc.	161,296
150,000	[1]	Alibaba Health Information Technology Ltd.	57,568
14,267		Altria Group, Inc.	767,137
49,262		Ambev S.A.	112,405
1,950		Anheuser-Busch InBev NV	119,767
9,215		Arca Continental, S.A.B. de C.V.	83,095
10,344		Archer-Daniels-Midland Co.	630,881
7,161		Associated British Foods PLC	235,051
3,936		Bid Corp. Ltd.	99,241

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
3,634		BIM Birlesik Magazalar AS	$ 57,734
1,422		British American Tobacco PLC	53,153
935	[1]	Central Garden & Pet Co., Class A	31,977
98	[1]	Chefs Warehouse, Inc.	4,197
684		Coca-Cola Europacific Partners PLC	55,055
1		Colgate-Palmolive Co.	106
276		Costco Wholesale Corp.	246,297
619		Dollar General Corp.	51,358
1		Empire Co. Ltd., Class A	28
395		Energizer Holdings, Inc.	12,798
8,526		General Mills, Inc.	616,345
6,400		Giant Biogene Holding Co. Ltd.	33,939
1,307		Henkel AG & Co. KGAA	108,607
9,251		Imperial Brands PLC	265,853
41		Ingles Markets, Inc., Class A	3,034
614		Jeronimo Martins SGPS S.A.	11,386
800		Kao Corp.	35,943
338		Kerry Group PLC	33,930
592		Kesko	12,047
16,200		Kirin Holdings Co., Ltd.	244,909
3,408		Koninklijke Ahold NV	117,066
540		Korea Tobacco & Ginseng Corp.	43,830
7,556		Kroger Co.	402,055
1,904		Loblaw Cos. Ltd.	248,488
873		L’Oreal S.A.	382,924
1		Lotus Bakeries	12,583
8,726		Mondelez International, Inc.	626,614
1,008		Mowi ASA	17,563
28		Natural Grocers by Vitamin Cottage, Inc.	745
6,235		Nestle S.A.	667,644
2,200		Nongfu Spring Co. Ltd.	7,988
2	[1]	Olaplex Holdings, Inc.	4
1,516		Orkla ASA	13,483
150		PepsiCo, Inc.	25,932
1,164	[1]	Post Holdings, Inc.	134,756
70		PriceSmart, Inc.	6,271
2,003		Primo Water Corp.	44,266
7,750		Procter & Gamble Co.	1,329,435
143		Salmar ASA	7,433
1,900		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	47,317
5,869		Shoprite Holdings Ltd.	102,157
94		SpartanNash Co.	2,076
272	[1]	Sprouts Farmers Market, Inc.	28,302
4,512		Target Corp.	693,133
63,561		Tesco PLC	296,463
91		The Anderson’s, Inc.	4,638
174		The Coca-Cola Co.	12,610
888	[1]	The Simply Good Foods Co.	28,052
2,067		Unilever PLC	133,664

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
171	[1]	United Natural Foods, Inc.	$ 2,587
265		Vector Group Ltd.	3,970
667	[1]	Vita Coco Co., Inc./The	17,422
8,542		WalMart, Inc.	659,699
46		Weis Markets, Inc.	3,109
4,402		Woolworths Group Ltd.	106,540
		TOTAL	10,375,956
		Energy—2.8%
687		Aker BP ASA	16,541
3,421		Ampol Ltd.	67,169
1,050		Ardmore Shipping Corp.	19,824
22,419		Bharat Petroleum Corp. Ltd.	95,664
61,846		BP PLC	350,374
485		California Resources Corp.	25,448
7,828		Canadian Natural Resources Ltd.	283,345
4,631		Chevron Corp.	685,156
2,000		China Shenhua Energy Co., Ltd.	8,625
100		China Shenhua Energy Co., Ltd.	572
8,930		Coal India Ltd.	56,014
422		CONSOL Energy, Inc.	43,162
3,338		DHT Holdings, Inc.	36,151
18,600		ENEOS Holdings, Inc.	101,271
1,954		Equinor ASA	52,394
13,712		Exxon Mobil Corp.	1,617,193
1,007		Galp Energia, SGPS S.A.	20,898
1,244		Helmerich & Payne, Inc.	40,592
18,963		Hindustan Petroleum Corp. Ltd.	95,146
266		Hyundai Robotics Co. Ltd.	16,143
3,286		Imperial Oil Ltd.	247,489
42,940		Indian Oil Corp. Ltd.	90,797
703		International Seaways, Inc.	36,436
1		Keyera Corp.	30
2	[1]	Kosmos Energy Ltd.	10
384		Liberty Energy, Inc.	7,907
3,669		Marathon Petroleum Corp.	649,853
1		MEG Energy Corp.	20
979		MOL Hungarian Oil & Gas PLC	7,428
143		Motor Oil (Hellas) Corinth Refineries S.A.	3,440
1,118		Murphy Oil Corp.	41,679
899		Neste Oyj	21,032
7,979		Nordic American Tankers Ltd.	29,682
27,074		Oil & Natural Gas Corp. Ltd.	107,065
319		OMV AG	13,916
938		PBF Energy, Inc.	31,948
1,602		Peabody Energy Corp.	37,503
87,177		PetroChina Co. Ltd.	79,320
57,000		PetroChina Co. Ltd.	72,044
19,239		Petroleo Brasileiro S.A.	146,581
4,699		Phillips 66	659,317

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
1,658		PRIO S.A.	$ 13,780
4,200		PTT Public Co. Ltd.	4,158
4,733		Reliance Industries Ltd.	171,304
849		Repsol S.A.	11,729
90		Sandridge Energy, Inc.	1,195
5,081		Santos Ltd.	24,958
541		Scorpio Tankers, Inc.	38,703
9,210		Shell PLC	326,800
688		SM Energy Co.	31,393
7,955		Suncor Energy, Inc.	322,651
12,123	[2]	Tatneft	0
186	[1]	Teekay Corp.	1,546
122		Teekay Tankers Ltd., Class A	6,939
4,974		TotalEnergies SE	343,373
8,884		Turkiye Petrol Rafinerileri AS	44,049
1		VAALCO Energy, Inc.	7
4,044		Valero Energy Corp.	593,376
		TOTAL	7,851,140
		Financials—10.9%
1,210		ABSA Group Ltd.	11,961
4	[1]	Acacia Research Corp.	19
6,326		Aflac, Inc.	698,137
347		Ageas	17,917
3,000		Agricultural Bank of China Ltd.	1,913
3,698		AIB Group PLC	22,290
788		Al Rajhi Bank	18,511
1,056		Allianz SE	327,161
758		Ally Financial, Inc.	32,738
4,847		Alpha Bank AE	8,313
1,271		Amalgamated Financial Corp.	41,930
1,805	[1]	Ambac Financial Group, Inc.	21,119
3,509		American Express Co.	907,603
746		American Healthcare REIT, Inc.	15,614
1,427		Ameriprise Financial, Inc.	641,351
15,890		Arab National Bank	81,880
1,006	[1]	AssetMark Financial Holdings, Inc.	35,361
1		ASX Ltd.	41
7,062		AXA S.A.	268,699
497	[1]	Axos Financial, Inc.	34,507
840		Bajaj Holdings & Investment Ltd.	109,249
32,278		Banco Bilbao Vizcaya Argentaria S.A.	342,774
32,610		Banco BPM SpA	222,351
3,821		Banco Bradesco S.A.	9,587
28,208		Banco del Bajio S.A.	70,297
3,087		Banco Do Brasil S.A.	15,402
884	[1]	Bancorp, Inc., DE	46,322
9,460		Bank AlBilad	97,831
22,381		Bank Hapoalim BM	223,205
10,317		Bank Leumi Le-Israel	99,700

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
262,900		Bank Mandiri Persero Tbk PT	$ 121,298
29,383		Bank of America Corp.	1,197,357
1		Bank of Baroda	3
165,388		Bank of China Ltd.	75,202
75,456		Bank of Communications Ltd.	54,646
2,263	[1]	Bank of Ireland Group PLC	26,064
10,106		Bank of New York Mellon Corp.	689,431
7,066		Bank of Nova Scotia	352,710
9,372		Banque Saudi Fransi	85,569
81,500		Barclays PLC	246,765
13,911		BB Seguridade Participacoes S.A.	90,659
5,149	[1]	Berkshire Hathaway, Inc., Class B	2,450,512
79,000		BOC Hong Kong (Holdings) Ltd.	248,878
2		BrightSpire Capital, Inc.	12
556		Burke & Herbert Financial Services Corp.	36,829
1,449		Byline Bancorp, Inc.	40,210
28,576		Caixa Seguridade Participacoes S/A	82,900
62,333		Canara Bank	83,148
1,886	[1]	Cantaloupe, Inc.	13,051
731		Cathay Bancorp, Inc.	32,157
169,501		China Construction Bank Corp.	119,642
1,045		China Merchants Bank Co. Ltd.	4,318
34,400		China Pacific Insurance Group Co. Ltd.	89,228
19,600		China Pacific Insurance Group Co. Ltd.	81,774
33,800		CIMB Group Holdings Berhad	64,185
1		Citizens Financial Group, Inc.	43
543		CNO Financial Group, Inc.	18,962
1,326		Commonwealth Bank of Australia	125,745
20,179		Corebridge Financial, Inc.	596,491
2,217	[1]	CrossFirst Bankshares, Inc.	38,576
727	[1]	Customers Bancorp, Inc.	37,673
1,600		Dai-ichi Life Insurance Co. Ltd./The	46,133
27,500		Daiwa Securities Group, Inc.	205,465
8,800		DBS Group Holdings Ltd.	245,522
1,837		DNB Bank ASA	38,876
6	[1]	Donnelley Financial Solutions, Inc.	400
7,034		East West Bancorp, Inc.	591,348
1,164		Enact Holdings, Inc.	41,380
670		Equitable Holdings, Inc.	28,488
401		Equity Bancshares, Inc.	16,357
732		Erste Group Bank AG	40,319
146		Essent Group Ltd.	9,386
5,666		Eurobank Ergasias S.A.	12,944
1,962		Euronext NV	209,579
111	[1]	F&G Annuities & Life, Inc.	5,072
220		Fairfax Financial Holdings Ltd.	265,597
211		Federal Agricultural Mortgage Association, Class C	41,666
2,078	[1]	Fidelis Insurance	38,485
1		Fifth Third Bancorp	43

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
287		First BanCorp	$ 6,136
295		First Citizens Bancshares, Inc., Class A	599,057
381		First Financial Corp.	17,031
7,483		First Horizon Corp.	124,143
1,115		Fulton Financial Corp.	21,575
433		Gjensidige Forsikring ASA	7,679
451		Goldman Sachs Group, Inc.	230,123
5,678		Great-West Lifeco, Inc.	186,647
20		Greene County Bancorp, Inc.	682
192		Groupe Bruxelles Lambert S.A.	14,873
13,571		Grupo Financiero Banorte S.A. de C.V.	94,095
1,448		HA Sustainable Infrastructure Capital, Inc.	46,886
45	[1]	Hamilton Insurance Group, Ltd.	881
958		Hancock Whitney Corp.	51,473
1,904		Hanmi Financial Corp.	37,718
5,618		Hartford Financial Services Group, Inc.	652,250
66		HCI Group, Inc.	6,325
2,314		HDFC Bank Ltd.	44,943
5		Hingham Institution for Savings	1,285
7,600		Hong Kong Exchanges & Clearing Ltd.	232,973
3,300		Hong Leong Bank Berhad	16,219
18,501		HSBC Holdings PLC	162,159
6,388		ICICI Bank Ltd.	94,045
1,149		Independent Bank Corp.- Michigan	38,928
7,000		Industrial & Commercial Bank of China	4,021
8,100		Industrial & Commercial Bank of China	6,835
17,220		ING Groep N.V.	312,518
47,812		Insurance Australia Group Ltd.	245,267
66,809		Intesa Sanpaolo SpA	279,159
11,036		Investor AB, Class B	328,845
31		Jackson Financial, Inc.	2,789
3,601		JPMorgan Chase & Co.	809,505
2,093		KB Financial Group, Inc.	135,105
545		KBC Group NV	42,462
165		Komercni Banka A.S.	5,597
1,155		Korea Investment Holdings Co. Ltd.	63,332
408,614		Lloyds Banking Group PLC	315,451
47,700		Malayan Banking BHD	119,049
11,647		Manulife Financial Corp.	321,586
2	[1]	Marqeta, Inc.	11
3,528		Marsh & McLennan Cos., Inc.	802,655
2,895		Mastercard, Inc.	1,399,269
847		Mercantile Bank Corp.	38,945
338		Merchants Bancorp, Inc.	15,497
633		Meta Financial Group, Inc.	43,563
6,385		MetLife, Inc.	494,710
72,240		Metropolitan Bank & Trust Co	94,618
186		Midland States Bancorp, Inc.	4,235
6,300		Mitsubishi UFJ Financial Group, Inc.	66,580

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
547		Moneta Money Bank AS	$ 2,633
1		Morgan Stanley	104
552	[1]	Mr. Cooper Group, Inc.	51,783
685		Muenchener Rueckversicherungs-Gesellschaft AG	370,521
4,846		National Australia Bank Ltd.	125,806
1,691		National Bank of Greece	14,744
29,940		Natwest Group PLC	136,103
6,235		Nedbank Group Ltd.	103,897
1,092	[1]	NMI Holdings, Inc.	44,848
6,837		Nordea Bank Abp	80,799
20		Northeast Bank	1,420
1		Northern Trust Corp.	91
963		OFG Bancorp.	44,288
2		Old National Bancorp	40
2,384		Old Second Bancorp, Inc.	40,600
4,600		ORIX Corp.	115,472
2		Orrstown Financial Services, Inc.	72
489		OTP Bank RT	25,176
25,400		Oversea-Chinese Banking Corp. Ltd.	283,686
54	[1]	Palomar Holdings, Inc.	5,358
200		Partners Group Holding AG	287,811
6,394	[1]	Payoneer Global, Inc.	47,507
461	[1]	PayPal Holdings, Inc.	33,390
2		Peoples Bancorp, Inc.	64
239,000		People’s Insurance, Co. (Group) of China Ltd.	90,512
74,000		PICC Property and Casualty Co., Ltd., Class H	95,935
2,312		Piraeus Bank S.A.	9,994
2,903		PNC Financial Services Group, Inc.	537,316
77,000		Postal Savings Bank of China Co. Ltd.	41,285
1		Power Corp. of Canada	31
15,390		Power Finance Corp.	102,024
7,291		Powszechna Kasa Oszczednosci Bank Polski S.A.	109,202
483		Preferred Bank Los Angeles, CA	40,017
2	[1]	Priority Technology Holdings, Inc.	12
204,800		PT Bank Central Asia	136,895
141,800		PT Bank Negara Indonesia	49,123
20,698		QBE Insurance Group Ltd.	221,128
31,791		Rand Merchant Investment Holdings Ltd.	85,338
2	[1]	Remitly Global, Inc.	27
1,207		Royal Bank of Canada	145,970
13,293		Rural Electrification Corp. Ltd.	99,394
978		Sampo Oyj, Class A	43,714
9,780		Saudi British Bank/The	91,488
1,189		Saudi Tadawul Group Holding Co.	77,693
2	[1]	SelectQuote, Inc.	8
167	[1]	Siriuspoint Ltd.	2,503
662	[1]	Skyward Specialty Insurance Group, Inc.	27,056
2		SLM Corp.	44
33		Sofina	8,069

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
12,300		Sompo Holdings, Inc.	$ 291,374
9,498		Standard Bank Group Ltd.	128,059
25,800		Standard Chartered PLC	265,666
3,487	[1]	StoneCo Ltd.	46,238
5,600		Sumitomo Mitsui Financial Group, Inc.	371,709
5,093		Sun Life Financial Services of Canada	277,618
1,237		Swiss Re AG	168,647
12,420		Synchrony Financial	624,229
1		Synovus Financial Corp.	46
12,000		T&D Holdings, Inc.	202,951
867,600		Thai Military Bank	47,413
418		Tiptree, Inc.	8,289
1,792		Toronto Dominion Bank	107,375
7,983		UBS Group AG	244,478
4,567		UniCredit SpA	189,782
43,143		Union Bank of India Ltd.	62,771
194	[1]	United Insurance Holdings Corp.	2,179
1		Valley National Bancorp	9
109	[1]	Velocity Financial, LLC	2,046
176		Virtus Investment Partners, Inc.	37,252
5,376		Visa, Inc., Class A	1,485,765
1		Wells Fargo & Co.	58
778		WestAmerica Bancorp.	40,293
1		Western Union Co.	12
14,069		Westpac Banking Corp. Ltd.	298,800
2,112		WisdomTree Investments, Inc.	21,416
2,355		Woori Financial Group, Inc.	28,241
109	[1]	World Acceptance Corp.	12,846
9		Zurich Insurance Group AG	5,209
		TOTAL	30,806,373
		Health Care—7.2%
673	[1]	89Bio, Inc.	6,393
7,992		Abbott Laboratories	905,254
833		AbbVie, Inc.	163,526
2	[1]	AbSci Corp.	9
2	[1]	ACELYRIN, Inc.	10
8,486	[1]	Adaptive Biotechnologies Corp.	39,884
185	[1]	Addus Homecare Corp.	24,607
919		Alcon, Inc.	89,115
4,756	[1]	Alector, Inc.	25,112
14,106	[1]	Allogene Therapeutics, Inc.	37,099
2,541		Amgen, Inc.	848,262
504	[1]	AMN Healthcare Services, Inc.	26,727
3,552	[1]	Annexon, Inc.	20,246
2	[1]	Arbutus Biopharma Corp.	8
2,473	[1]	Arcus Biosciences, Inc.	42,338
128	[1]	Argenx SE	66,284
215	[1]	Astrana Health, Inc.	10,275
2,170		AstraZeneca PLC	379,183

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
1,947	[1,2]	AstraZeneca PLC, Rights	$ 604
3	[1]	Aurinia Pharmaceuticals, Inc.	20
4	[1]	Aveanna Healthcare Holdings, Inc.	23
124,000		Bangkok Dusit Medical Services Public Co., Ltd.	101,661
376	[1]	Biogen, Inc.	76,990
3,300		Bumrungrad Hospital Public Co.	23,900
2		Cardinal Health, Inc.	225
1,599	[1]	CareDx, Inc.	49,137
1,094		Cencora, Inc.	262,090
5,508		Cipla Ltd.	108,763
1,050		Cochlear Ltd.	214,316
2	[1]	Cogent Biosciences, Inc.	21
141	[1]	Corvel Corp.	45,223
28		CSL Ltd.	5,841
110,000		CSPC Pharmaceutical Group Ltd.	68,084
1,643	[1]	Cullinan Therapeutics, Inc.	32,203
11,520		CVS Health Corp.	659,405
5,067	[1]	Cytek Biosciences, Inc.	29,085
4,400		Daiichi Sankyo Co. Ltd.	185,055
266		Dr. Sulaiman Al Habib Medical Services Group Co.	21,748
5,300		Eisai Co. Ltd.	221,184
1,503		Elevance Health, Inc.	837,006
2,151		Eli Lilly & Co.	2,065,003
1,547		Embecta Corp.	25,278
261		Ensign Group, Inc.	39,505
958	[1]	Entrada Therapeutics, Inc.	16,957
12,557	[1]	Erasca, Inc.	36,290
8,089	[1]	Fate Therapeutics, Inc.	29,687
1,262		Fisher & Paykel Healthcare Corp. Ltd.	28,154
973	[1]	Fulcrum Therapeutics, Inc.	8,319
304		Gedeon Richter Rt	9,230
2	[1]	Geron Corp.	9
19,609		GSK PLC	430,167
226	[1]	Haemonetics Corp.	17,081
185		Hanmi Pharmaceutical Co. Ltd.	43,716
1		Hikma Pharmaceuticals PLC	26
1,732	[1]	Hims & Hers Health, Inc.	25,512
2,400		Hoya Corp.	341,577
1	[1]	Incyte Genomics, Inc.	66
2	[1]	Innovage Holding Corp.	13
11		Ipsen S.A.	1,334
2,640	[1]	IQVIA Holdings, Inc.	664,092
2,212	[1]	iTeos Therapeutics, Inc.	37,272
1,715		Johnson & Johnson	284,450
1,013		Koninklijke Philips NV	30,496
566	[1]	Lantheus Holdings, Inc.	60,262
7		LeMaitre Vascular, Inc.	632
4	[1]	Lexicon Pharmaceuticals, Inc.	7
2	[1]	LifeStance Health Group, Inc.	13

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
769	[1]	Livanova PLC	$ 38,750
4,006		Lupin Ltd.	107,573
7,023	[1]	MaxCyte, Inc.	30,339
1,171		McKesson Corp.	657,025
1,492	[1]	Medpace Holdings, Inc.	530,063
626		Merck & Co., Inc.	74,150
1,233		Merck KGAA	239,935
198	[1]	Merit Medical Systems, Inc.	19,143
414	[1]	Mettler-Toledo International, Inc.	595,779
612	[1]	Mineralys Therapeutics, Inc.	7,595
6,078	[1]	Nkarta, Inc.	32,274
6,108		Novartis AG	738,898
8,566		Novo Nordisk A/S	1,192,710
2,569	[1]	Nuvation Bio, Inc.	8,272
2	[1]	Ocular Therapeutix, Inc.	18
6,126	[1]	Omniab, Inc.	25,668
1,474	[1]	Option Care Health, Inc.	47,197
234		Orion Oyj	12,429
1,647	[1]	Owens & Minor, Inc.	25,594
2,081	[1]	Pacific Biosciences of California, Inc.	2,851
218	[1]	PetIQ, Inc.	6,660
340	[1]	Pliant Therapeutics, Inc.	4,519
3	[1]	Prime Medicine, Inc.	13
525		Pro Medicus Ltd.	53,789
1,219	[1]	Progyny, Inc.	28,634
670	[1]	Regeneron Pharmaceuticals, Inc.	793,742
321	[1]	REGENXBIO, Inc.	3,923
5,037	[1]	Relay Therapeutics, Inc.	34,201
3,705	[1]	Replimune Group, Inc.	37,680
890		Roche Holding AG	300,765
48,244	[1]	Roivant Sciences Ltd.	590,024
4,040	[1]	SAGE Therapeutics, Inc.	34,057
119		Samsung Biologics Co. Ltd.	87,496
2	[1]	Sana Biotechnology, Inc.	12
4,481		Sanofi	501,229
2	[1]	Savara, Inc.	9
1	[1]	Scilex Holding Co.	1
2		Select Medical Holdings Corp.	72
1,100		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	38,926
11,600		Sinopharm Group Co. Ltd.	27,045
104		SK Bioscience Co. Ltd.	4,335
785		Sonova Holding AG	273,452
2	[1]	Standard BioTools, Inc.	4
1,688		The Cigna Group	610,735
263		Thermo Fisher Scientific, Inc.	161,763
1	[1]	Travere Therapeutics, Inc.	9
671	[1]	Tyra Biosciences, Inc.	15,272
274		UCB S.A.	49,738
106	[1]	UFP Technologies, Inc.	36,170

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,255		UnitedHealth Group, Inc.	$ 1,330,901
656	[1]	Veracyte, Inc.	20,697
1,661	[1]	Vertex Pharmaceuticals, Inc.	823,673
6,158	[1]	Verve Therapeutics, Inc.	41,259
4,099	[1]	Vir Biotechnology, Inc.	33,858
4,592	[1]	Voyager Therapeutics, Inc.	30,123
2	[1]	Zafgen, Inc.	16
1	[1]	Zymeworks, Inc.	12
		TOTAL	20,183,141
		Industrials—7.0%
966		ABB India Ltd.	91,589
7,181		ABB Ltd.	411,591
281		ABM Industries, Inc.	16,059
2		Acco Brands Corp.	11
1,779		AerCap Holdings NV	173,310
287		Applied Industrial Technologies, Inc.	58,869
388		Atkore, Inc.	36,212
16,475		Atlas Copco AB, Class A	299,295
15,742		Atlas Copco AB, Class B	252,075
2,879		Auckland International Airport Ltd.	13,655
2,937		Automatic Data Processing, Inc.	810,348
523		AZZ, Inc.	43,498
144		Barrett Business Services, Inc.	5,257
29,487		Bharat Electronics Ltd.	106,065
17		Bidvest Group Ltd.	278
369	[1]	BlueLinx Holdings, Inc.	37,136
389		Boise Cascade Co.	52,756
1,819		Bouygues S.A.	65,199
6,111		Brambles Ltd.	75,638
2,238		Canadian National Railway Co.	263,698
1,457		Carlisle Cos., Inc.	617,477
2,703		Caterpillar, Inc.	962,538
537	[1]	CBIZ, Inc.	39,523
100,000		China Communication Services Corp. Ltd.	51,076
1		Cintas Corp.	805
2,000		CK Hutchison Holdings Ltd.	11,059
3,397		Compagnie de St. Gobain	297,198
1,134		Costamare, Inc.	16,091
235		CRA International, Inc.	39,621
240		CSG Systems International, Inc.	11,645
2,042		Cummins India, Ltd.	91,260
2,100		Cummins, Inc.	656,985
6,600		Dai Nippon Printing Co. Ltd.	238,143
1,800		Daikin Industries Ltd.	229,060
2,807		Daimler Truck Holding AG	107,602
1,066		Dassault Aviation S.A.	229,645
1,990		Deere & Co.	767,623
3		Delta Air Lines, Inc.	127
861		Doosan Bobcat, Inc.	25,776

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
135	[1]	Dycom Industries, Inc.	$ 23,755
1,029		Enerpac Tool Group Corp.	42,436
72,000		EVA Airways Corp.	79,928
1,548	[1]	Exlservice Holding, Inc.	56,564
3,458		Expeditors International Washington, Inc.	426,752
9,000		Fanuc Ltd.	265,301
1		Flowserve Corp.	50
3,200		Fortune Electric Co., Ltd.	67,335
602		FTAI Aviation Ltd.	76,942
475	[1]	GE Vernova, Inc.	95,475
3		Geberit AG	1,912
4		Genpact Ltd.	157
492	[1]	GMS, Inc.	42,701
635		Griffon Corp.	42,031
2,337		GS Holdings Corp.	79,163
402		H&E Equipment Services, Inc.	19,356
3,053		HEICO Corp., Class A	610,875
233		Herc Holdings, Inc.	34,104
2,587	[1]	Hertz Global Holdings, Inc.	7,864
600		Hitachi Ltd.	14,721
853		Hub Group, Inc.	40,202
340	[1]	Huron Consulting Group, Inc.	37,550
69		Hyster-Yale, Inc.	4,344
54		Hyundai Glovis Co. Ltd.	4,538
266	[1]	IES Holdings, Inc.	49,617
2,675		Illinois Tool Works, Inc.	677,257
346		Indutrade AB	10,892
2,700		Itochu Corp.	143,681
1,042		Jacobs Solutions, Inc.	157,217
1,632	[1]	Janus International Group, Inc.	17,936
2,436	[1]	JELD-WEN Holding, Inc.	34,689
338		Kingspan Group PLC	29,628
1,163		Koc Holding A.S.	6,379
9,000		Komatsu Ltd.	250,579
737		Kone OYJ, Class B	39,825
190		Kongsberg Gruppen ASA	20,116
5,544		Korean Air Co. Ltd.	91,795
644		Korn Ferry	47,044
6,414,386		Latam Airlines Group S.A.	82,907
2	[1]	Legalzoom.com, Inc.	13
3,430		Lifco AB	115,255
1,451		Lockheed Martin Corp.	824,313
18,200		Malaysia Airports Holdings Berhad	44,222
1,300		Marubeni Corp.	22,403
1,706	[1]	Masterbrand, Inc.	27,364
147		Maximus, Inc.	13,562
1		MDU Resources Group, Inc.	26
30,143		Melrose Industries PLC	192,501
233		Metlen Energy & Metals S.A.	8,768

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,347		Metso Corp.	$ 13,736
16,200		Mitsubishi Corp.	337,291
16,600		Mitsubishi Electric Corp.	277,240
594		Mueller Industries, Inc.	43,190
43	[1]	MYR Group, Inc.	4,334
11,500		Nari Technology Development Co., Ltd.	39,944
1,281		Northrop Grumman Corp.	670,232
1,667	[1]	NuScale Power Corp	13,719
3,195		Old Dominion Freight Lines, Inc.	615,996
3,247		Owens Corning, Inc.	547,866
2	[1]	Planet Labs PBC	5
95		Powell Industries, Inc.	15,907
3		Preformed Line Products Co.	360
637		Primoris Services Corp.	35,952
3,572		Prysmian SpA	251,217
5,703		Reece Ltd.	106,136
7,107		Relx PLC	331,016
3		RTX Corp.	370
386		Rush Enterprises, Inc., Class B	18,157
2		Safe Bulkers, Inc.	10
1,683		Safran S.A.	368,489
1,004		SAL Saudi Logistics Services	80,254
620		Schneider Electric S.A.	157,548
3,327		Science Applications International Corp.	434,473
2,773		Siemens AG	518,756
21,000		Sinotruk Hong Kong Ltd.	52,520
448		SK Holdings Co. Ltd., Class A	48,167
8,066		Smiths Group PLC	191,901
1		SS&C Technologies Holdings, Inc.	75
15		Standex International Corp.	2,680
1		Stanley Black & Decker, Inc.	102
298	[1]	Sterling Construction Co., Inc.	35,620
325	[1]	Sun Country Airlines Holdings	3,569
827		Terex Corp.	46,949
1,615		Thomson Reuters Corp.	276,611
6,700		Toppan Holdings, Inc.	202,249
1	[1]	Uber Technologies, Inc.	73
2,934		Union Pacific Corp.	751,368
850		Universal Truckload Services, Inc.	35,930
3,636	[1]	Upwork, Inc.	35,051
10		VAT Group AG	5,154
783		Verisk Analytics, Inc.	213,618
1		Vestis Corp.	14
3,779		Wabtec Corp.	640,805
1,090		Wartsila OYJ, Class B	24,147
12,569		Weg S.A.	120,762
2,000		Weichai Power Co. Ltd.	3,668
32,000		Weichai Power Co. Ltd., Class H	49,093
75		Wolters Kluwer NV	12,793

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
79		WSP Global, Inc.	$ 13,170
		TOTAL	19,836,125
		Information Technology—15.2%
4,000		Accton Technology Corp.	64,047
8,000		Acer, Inc.	11,011
1,231	[1]	ACM Research, Inc.	22,207
1,964	[1]	Adobe, Inc.	1,128,141
4,312	[1]	Advanced Micro Devices, Inc.	640,591
345	[1]	Agilysys, Inc.	39,019
228	[1]	Alarm.com Holdings, Inc.	13,575
43	[1]	Alkami Technology, Inc.	1,434
751	[1]	Alpha & Omega Semiconductor Ltd.	31,399
31,478		Apple, Inc.	7,208,462
4,600		Applied Materials, Inc.	907,396
1,104	[1]	AppLovin Corp.	102,528
68		Arabian Internet & Communications Services Co	5,266
16,000		Ase Technology Holding Co., Ltd.	77,750
990		ASML Holding N.V.	895,389
6,000		Asustek Computer, Inc.	101,196
3,565	[1]	Atlassian Corp. PLC	590,364
3	[1]	Aurora Innovation, Inc.	14
228		Badger Meter, Inc.	47,182
30		Bel Fuse, Inc.	2,035
260		Belden, Inc.	27,893
724	[1]	Blackline, Inc.	35,874
7,742		Broadcom, Inc.	1,260,552
10,500		Brother Industries Ltd.	196,736
21,000		BYD Electronic International Co. Ltd.	77,564
234		Capgemini SE	48,821
398		CDW Corp.	89,805
2,256	[1]	CGI, Inc., Class A	254,167
2	[1]	Cipher Mining Technologies, Inc.	7
17,845		Cisco Systems, Inc.	901,886
897		Clear Secure, Inc.	27,260
1,033	[1]	Clearwater Analytics Holdings, Inc.	25,598
1,327	[1]	Cohu, Inc.	35,710
2	[1]	CommScope Holdings Co., Inc.	8
142	[1]	Commvault Systems, Inc.	22,067
92,000		Compal Electronics, Inc.	96,131
17,859	[1]	Confluent, Inc.	378,968
34		Constellation Software, Inc.	111,025
1		Corning, Inc.	42
279	[1]	Daktronics, Inc.	4,032
1	[1]	Datadog, Inc.	116
1		Dell Technologies, Inc.	116
2	[1]	E2open Parent Holdings, Inc.	9
379		Elm Co.	101,266
230	[1]	Fabrinet	56,039
27	[1]	FormFactor, Inc.	1,317

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
22,600		Foxconn Industrial Internet Co., Ltd.	$ 65,634
3,519	[1]	Freshworks, Inc.	41,102
576	[1]	Gartner, Inc., Class A	283,369
1	[1]	Gitlab, Inc.	47
1,719	[1]	GoDaddy, Inc.	287,778
143		Halma PLC	4,912
1,195	[1]	Harmonic Lightwaves, Inc.	17,268
3,179	[1]	HashiCorp, Inc.	107,895
6,218		HCL Technologies Ltd.	130,084
1		Hewlett Packard Enterprise Co.	19
41,000		Hon Hai Precision Industry Co. Ltd.	239,959
300		Ibiden Co. Ltd.	10,468
4,801		IBM Corp.	970,426
2	[1]	indie Semiconductor, Inc.	8
1		Infineon Technologies AG	36
2	[1]	Infinera Corp.	13
10,311		Infosys Ltd.	239,809
231	[1]	Insight Enterprises, Inc.	50,143
411	[1]	Intapp, Inc.	18,988
5,388		Jabil, Inc.	588,801
988		KLA Corp.	809,597
19,000		Kyocera Corp.	234,664
953		Lam Research Corp.	782,423
38,000		Lenovo Group Ltd.	46,579
24		LG Innotek Co., Ltd.	5,021
20,000		Lite-On Technology Corp.	67,376
2	[1]	Live Oak Acquisition Corp. II	6
842	[1]	LiveRamp Holdings, Inc.	21,825
672		Logitech International S.A.	60,998
2	[1]	Matterport, Inc.	9
6,000		MediaTek, Inc.	235,956
15,056		Microsoft Corp.	6,280,460
265	[1]	N-able, Inc.	3,408
2	[1]	nCino, Inc.	60
11,548		Nokia Oyj	51,370
3,100		Nomura Research Institute Ltd.	104,642
6,000		Novatek Microelectronics Corp. Ltd.	102,260
1	[1]	Nutanix, Inc.	63
49,239		NVIDIA Corp.	5,877,659
6,043	[1]	Okta, Inc.	475,765
6,647	[1]	Olo, Inc.	34,897
1		Oracle Corp.	141
77	[1]	OSI Systems, Inc.	11,540
28,000		Pegatron Corp.	90,365
1,097		Persistent Systems Ltd.	67,519
685		Power Integrations, Inc.	45,963
2	[1]	Powerfleet, Inc.	10
387		Progress Software Corp.	22,504
5,903		Qualcomm, Inc.	1,034,796

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
312	[1]	Qualys, Inc.	$ 39,053
15,000		Quanta Computer, Inc.	127,568
14,800		Renesas Electronics Corp.	258,071
2	[1]	Ribbon Communications, Inc.	7
23,300		Ricoh Co. Ltd.	245,379
2	[1]	RingCentral, Inc.	67
1,250		Roper Technologies, Inc.	693,012
2,428		Sage Group PLC/The	32,349
11,638		Samsung Electronics Co. Ltd.	652,635
171		Samsung SDS Co. Ltd.	19,343
659	[1]	Sanmina Corp.	45,721
2,790		SAP SE	608,518
10,200		Seiko Epson Corp.	188,731
256	[1]	ServiceNow, Inc.	218,880
2,299		Shenzhen Transsion Holdings Co., Ltd.	26,006
1		Shopify, Inc.	74
1,625		SK Hynix, Inc.	212,596
8,159	[1]	Smartsheet, Inc.	398,159
3,437	[1]	Sprinklr, Inc.	30,830
281	[1]	SPS Commerce, Inc.	56,127
3,112		STMicroelectronics N.V.	99,856
53	[1]	Synaptics, Inc.	4,315
40,000		Synnex Technology International Corp.	90,474
53,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,586,182
3,583		Tata Consultancy Services Ltd.	195,317
2,102		TD SYNNEX Corp.	255,225
1,161	[1]	Tenable Holdings, Inc.	47,926
800		TIS, Inc.	20,027
100		Tokyo Electron Ltd.	17,915
9,808	[1]	Twilio, Inc.	615,550
913	[1]	Veeco Instruments, Inc.	32,402
1,411		Vishay Intertechnology, Inc.	28,432
29,000		Wistron Corp.	92,903
1,063	[1]	Workday, Inc.	279,771
779		Xero Ltd.	75,798
1	[1]	Yext, Inc.	5
8,644	[1]	Zoom Video Communications, Inc.	597,128
		TOTAL	43,059,002
		Materials—2.2%
123		Air Liquide S.A.	22,953
961		Akzo Nobel NV	61,582
112		Alpha Metallurgical Resources, Inc.	26,785
44,236	[1,2]	Alrosa PJSC	0
106,000	[1]	Aluminum Corp. of China Ltd.	66,348
10,160		ArcelorMittal S.A.	238,058
31,100		Asahi Kasei Corp.	220,728
25,600		Baoshan Iron & Steel Co. Ltd.	21,510
3,506		BHP Group Ltd.	97,170
21,377		China Hongqiao Group Ltd.	29,456

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
281	[1]	Clearwater Paper Corp.	$ 9,349
26,342	[1]	Cleveland-Cliffs, Inc.	344,026
3,000		CMOC Group Ltd.	2,456
16,300		CMOC Group Ltd.	17,309
1,081	[1]	Constellium SE	18,128
11,276		Corteva, Inc.	646,115
7,760		CRH PLC	704,375
1		DuPont de Nemours, Inc.	84
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
16,147		Fortescue Metals Group Ltd.	198,986
9		Givaudan S.A.	46,157
59,685		Glencore PLC	316,295
549		Greif, Inc.	37,003
2,047		Heidelberg Materials AG	216,595
3,332		Holcim Ltd.	320,882
893		Hyundai Steel Co.	17,040
2		Innospec, Inc.	231
6,637		James Hardie Industries PLC, GDR	249,365
139		Kaiser Aluminum Corp.	10,362
25,362		Kinross Gold Corp.	229,221
636	[1]	Knife River Corp.	50,161
14		LG Chem Ltd.	3,380
1		Lundin Mining Corp.	10
501		Minerals Technologies, Inc.	38,627
15,227		Mosaic Co./The	435,035
2,000		Nitto Denko Corp.	167,729
2,872		Norsk Hydro ASA	16,098
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
4,136		Nucor Corp.	628,300
4,691		Nutrien Ltd.	227,197
3		Olin Corp.	131
408		Olympic Steel, Inc.	16,361
1		Orica Ltd.	12
3,116		Pactiv Evergreen, Inc.	36,769
2	[1]	Perimeter Solutions S.A.	23
36,200	[2]	PJSC MMC Norilsk Nickel	0
274	[2]	Polyus PJSC	0
273		Posco	69,820
4,315	[1,2]	Queen’s Road Capital Investment Ltd.	2,369
575	[1,2]	Resolute Forest Products, Rights	816
1,838		Rio Tinto PLC	115,206
66,277	[2]	Rusal	0
3,401	[1,2]	Severstal PJSC	0
598		Smurfit WestRock Public Ltd. Co.	28,357
4	[2]	Solidcore Resources PLC	0
1,627		SSR Mining, Inc.	8,444
1,261		Stora Enso Oyj, Class R	16,346
3,896		SunCoke Energy, Inc.	34,908
161		Syensqo S.A.	13,316

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
28		Sylvamo Corp.	$ 2,214
455		Umicore S.A.	5,747
1,157		UPM - Kymmene Oyj	39,192
2,772		Vale S.A.	29,304
96		Vedanta Ltd.	537
232		Voestalpine AG	5,670
1,105		Worthington Steel, Inc.	39,117
358		Yara International ASA	10,433
6,000		Zijin Mining Group Co. Ltd.	12,126
		TOTAL	6,222,324
		Real Estate—2.1%
989		Agree Realty Corp.	72,207
5,892		American Homes 4 Rent	234,325
126		American Tower Corp.	28,232
2	[1]	Anywhere Real Estate, Inc.	10
3,324		Avalonbay Communities, Inc.	750,327
1		Brixmor Property Group, Inc.	27
2		Broadstone Net Lease, Inc.	37
22		Canadian Apartment Properties Real Estate Investment Trust	855
22,800		China Resources Mixc Lifestyle Services Ltd.	75,845
7,336	[1]	Compass, Inc.	37,634
1,497		Cousins Properties, Inc.	42,679
1,449		Cubesmart	75,102
200		Daiwa House Industry Co. Ltd.	6,172
2		DiamondRock Hospitality Co.	18
736		Digital Realty Trust, Inc.	111,585
2		Diversified Healthcare Trust	7
9,164		DLF Ltd.	92,771
368		EastGroup Properties, Inc.	68,595
976		Equinix, Inc.	814,335
1,603		Essential Properties Realty Trust, Inc.	51,152
407		Essex Property Trust, Inc.	122,829
8,511		Fibra Uno Administracion S.A.	10,035
24		FirstService Corp.	4,326
946	[1]	Forestar Group, Inc.	29,269
33		Gecina S.A.	3,631
7,992		Goodman Group	181,760
377		Innovative Industrial Properties, Inc.	46,854
3,123		Invitation Homes, Inc.	115,051
901		Klepierre S.A.	26,959
2,969		Land Securities Group PLC	24,687
256		Macerich Co. (The)	4,088
14,200		Mitsubishi Estate Co. Ltd.	244,772
10,348	[1]	Opendoor Technologies, Inc.	22,248
6,763		ProLogis, Inc.	864,447
962		Public Storage	330,659
1	[1]	Real Brokerage, Inc./The	6
1,215		Realty Income Corp.	75,464
477		Ryman Hospitality Properties, Inc.	49,589

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Real Estate—continued
4,130		Simon Property Group, Inc.	$ 691,155
507		SITE Centers Corp.	30,597
703		St. Joe Co.	41,737
3,846		Sunstone Hotel Investors, Inc.	40,114
1,452		Tanger, Inc.	44,199
1,065		Urban Edge Properties	22,525
521		Ventas, Inc.	32,359
2,718		Vonovia SE	93,729
381		Warehouses De Pauw SCA	10,201
2,649		Welltower, Inc.	319,681
2,355		Whitestone Project	31,604
		TOTAL	5,976,490
		Utilities—1.6%
494		Allete, Inc.	31,394
4,539		AltaGas Ltd.	116,266
806		Avista Corp.	31,144
799		Black Hills Corp.	47,237
132,763		Centrica PLC	225,995
351		CEZ A.S.	13,400
700		China Resources Logic Ltd.	2,365
20,939		Clearway Energy, Inc.	562,631
23,000		CLP Holdings Ltd.	205,917
1		Consolidated Edison Co.	102
7,043		E.ON SE	99,781
676		EDP Renovaveis S.A.	10,818
6,794		EDP, S.A.	28,570
64		Elia System Operator S.A./NV	7,019
12,251		Enel SpA	93,190
10,639		Engie Brasil Energia S.A.	85,249
5,728		Engie S.A.	100,892
700		ENN Energy Holdings Ltd.	4,548
9,819		Evergy, Inc.	580,696
16,734		Exelon Corp.	637,398
971		Fortum Oyj	15,534
28,033		Iberdrola S.A.	397,931
16		Korea Electric Power Corp.	260
86,000		Kunlun Energy Co. Ltd.	86,317
2,798		Meridian Energy Ltd.	11,112
1,507		Mighty River Power Ltd.	5,897
2	[1]	Montauk Renewables, Inc.	9
50		New Jersey Resources Corp.	2,315
2		NRG Energy, Inc.	170
4,237		OGE Energy Corp.	167,616
1,181,504	[2]	OJSC Inter Rao Ues	0
3,138		Origin Energy Ltd.	21,150
3,800		Osaka Gas Co.	93,710
501		Otter Tail Corp.	42,360
29,773		Power Grid Corp of India Ltd.	120,246
455		Public Power Corp.	5,846

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—continued
44	SSE PLC	$ 1,095
21,115	UGI Corp.	525,975
633	Unitil Corp.	38,170
147	Verbund AG	12,542
1	Vistra Corp.	85
17,100	Zhejiang Zheneng Electric Power Co. Ltd.	14,928
	TOTAL	4,447,880
	TOTAL COMMON STOCKS (IDENTIFIED COST $134,988,788)	180,075,106
	FOREIGN GOVERNMENTS/AGENCIES—7.6%
	Sovereign—7.6%
AUD 350,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	231,191
400,000	Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	254,201
EUR 180,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	195,547
600,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	590,424
BRL 1,250,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	217,336
CAD 350,000	Canada, Government of, 5.750%, 6/1/2033	311,708
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	399,750
200,000	Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	141,636
460,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	337,365
EUR 306,000	France, Government of, 0.500%, 5/25/2025	332,089
100,000	France, Government of, 5.750%, 10/25/2032	133,632
150,000	France, Government of, Bond, 4.500%, 4/25/2041	191,514
600,000	France, Government of, O.A.T., 5.500%, 4/25/2029	743,964
300,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	318,092
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	408,376
200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	140,862
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	275,332
300,000	France, Government of, Unsecd. Note, 2.500%, 5/25/2030	328,782
840,000	Germany, Government of, 0.250%, 2/15/2027	885,266
450,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	605,271
375,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	534,906
450,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	495,647
350,000	Italy Buoni Poliennali del Tesoro, Sr. Unsecd. Note, 5.000%, 8/1/2039	430,802
480,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	471,898
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	708,194
825,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	893,570
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	201,444
JPY 80,000,000	Japan (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	324,914
37,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	274,143
70,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	514,698
175,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,231,704
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	405,487
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	609,986
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	487,024
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	639,930
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,074
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	714,132
EUR 370,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	409,702

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	$ 66,602
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	100,565
550,000		Spain, Government of, 4.200%, 1/31/2037	666,479
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	645,384
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	678,980
130,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	143,539
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	98,677
GBP 220,000		United Kingdom, Government of, 2.750%, 9/7/2024	288,841
630,000		United Kingdom, Government of, 3.250%, 1/22/2044	700,790
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	360,207
330,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	398,534
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	455,373
390,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	526,073
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,027,804)	21,552,637
		CORPORATE BONDS—6.4%
		Capital Goods - Aerospace & Defense—0.3%
$ 145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	143,653
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	256,703
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	212,519
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	88,945
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.114% (CME Term SOFR 3 Month +1.996%), 2/15/2042	80,994
		TOTAL	782,814
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	118,721
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	96,455
		TOTAL	215,176
		Capital Goods - Construction Machinery—0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	264,589
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	207,954
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	192,577
		TOTAL	665,120
		Capital Goods - Diversified Manufacturing—0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	69,457
50,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	52,098
		TOTAL	121,555
		Communications - Cable & Satellite—0.0%
110,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	114,011
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	29,706
		TOTAL	143,717
		Communications - Media & Entertainment—0.1%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,890
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	69,888
150,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	153,776
		TOTAL	243,554
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	103,308
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	333,083

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 80,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	$ 67,916
300,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	213,773
	TOTAL	718,080
	Communications - Telecom Wirelines—0.1%
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	257,560
	Consumer Cyclical - Automotive—0.3%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	205,668
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	202,535
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	69,028
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	204,895
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	149,893
	TOTAL	832,019
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	551,726
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	222,447
	TOTAL	774,173
	Consumer Non-Cyclical - Health Care—0.2%
32,185	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	32,140
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	119,751
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	255,907
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	20,459
	TOTAL	428,257
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	88,826
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	374,554
	TOTAL	463,380
	Consumer Non-Cyclical - Tobacco—0.5%
145,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	152,981
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	565,694
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	476,363
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	196,048
	TOTAL	1,391,086
	Energy - Independent—0.0%
85,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	96,033
	Energy - Integrated—0.0%
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	38,102
	Energy - Midstream—0.6%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	116,523
325,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	322,864
80,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,137
100,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	101,784
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	498,316
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	201,838
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	65,148
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	262,005
	TOTAL	1,647,615
	Financial Institution - Banking—1.2%
500,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	439,369
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	97,940

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	$ 298,382
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	101,227
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	277,042
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	245,496
95,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	102,730
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	247,920
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	249,161
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	107,214
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	58,281
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	206,633
11,587	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,867
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	87,252
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	235,211
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	262,791
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	252,631
		TOTAL	3,274,147
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	138,399
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	69,831
		TOTAL	208,230
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	227,954
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	162,451
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,785
		TOTAL	176,236
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	59,552
		Financial Institution - REIT - Apartment—0.1%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	64,115
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	135,193
		TOTAL	199,308
		Financial Institution - REIT - Healthcare—0.2%
500,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	435,827
		Financial Institution - REIT - Other—0.0%
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	50,707
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	52,000
		Municipal Services—0.0%
100,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	99,681
		Sovereign—0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	210,439
		Technology—0.6%
$ 45,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	35,007
250,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	238,691
75,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	77,113
229,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	233,980
270,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	235,103
280,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	277,050

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	$ 545,062
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	128,020
	TOTAL	1,770,026
	Transportation - Airlines—0.0%
140,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	140,042
	Transportation - Services—0.1%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	61,793
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	184,907
160,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	159,055
	TOTAL	405,755
	Utility - Electric—0.6%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	102,205
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	173,437
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	273,523
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	164,010
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	294,581
160,000	Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	158,165
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	139,565
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	158,770
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	141,498
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	107,474
	TOTAL	1,713,228
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	108,633
	TOTAL CORPORATE BONDS (IDENTIFIED COST $18,646,441)	17,950,006
	U.S. TREASURIES—1.8%
	U.S. Treasury Bond—0.3%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	214,483
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,442
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,754
125,000	United States Treasury Bond, 4.250%, 2/15/2054	125,332
625,000	United States Treasury Bond, 4.250%, 8/15/2054	628,320
	TOTAL	992,331
	U.S. Treasury Note—1.5%
1,200,000	United States Treasury Note, 3.750%, 8/31/2026	1,195,812
1,225,000	United States Treasury Note, 3.875%, 8/15/2034	1,220,404
900,000	United States Treasury Note, 4.000%, 7/31/2029	910,524
200,000	United States Treasury Note, 4.125%, 7/31/2031	203,701
375,000	United States Treasury Note, 4.375%, 7/31/2026	377,776
175,000	United States Treasury Note, 4.375%, 5/15/2034	181,289
150,000	United States Treasury Note, 4.625%, 4/30/2029	155,573
	TOTAL	4,245,079
	TOTAL U.S. TREASURIES (IDENTIFIED COST $5,299,764)	5,237,410
	ASSET-BACKED SECURITIES—1.4%
	Auto Receivables—0.7%
300,000	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	304,172
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	208,853
200,000	General Motors 2024-2A, Class B, 5.350%, 3/17/2031	203,090

Shares, Principal Amount or Contracts		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 150,000	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	$ 151,866
100,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	101,384
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	101,075
88,143	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	88,705
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	301,357
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	180,319
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	202,111
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	277,784
	TOTAL	2,120,716
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	465,534
	Equipment Lease—0.3%
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	176,868
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	545,265
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	201,848
	TOTAL	923,981
	Other—0.1%
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	202,297
	Student Loans—0.1%
56,624	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	51,170
199,244	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	176,615
	TOTAL	227,785
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,978,145)	3,940,313
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
	Commercial Mortgage—0.2%
125,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	132,626
255,000	Bank, Class A4, 3.488%, 11/15/2050	239,378
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	282,450
	TOTAL	654,454
	Federal Home Loan Mortgage Corporation—0.2%
250,000	FHLMC REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	260,284
200,000	FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	206,970
	TOTAL	467,254
	Non-Agency Mortgage—0.1%
324,007	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	290,721
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,438,510)	1,412,429
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
	Commercial Mortgage—0.1%
150,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	158,312
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	203,906
	TOTAL	362,218
	Federal Home Loan Mortgage Corporation—0.2%
2,510	FHLMC REMIC, Series K055, Class A1, 2.263%, 4/25/2025	2,501
500,000	FHLMC REMIC, Series K737, Class A2, 2.525%, 10/25/2026	482,448
	TOTAL	484,949
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $878,037)	847,167

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 322		FHLMC, Pool C00592, 7.000%, 3/1/2028	$ 335
302		FHLMC, Pool C00896, 7.500%, 12/1/2029	314
581		FHLMC, Pool C19588, 6.500%, 12/1/2028	598
274		FHLMC, Pool C25621, 6.500%, 5/1/2029	282
507		FHLMC, Pool C76361, 6.000%, 2/1/2033	524
777		FHLMC, Pool G01444, 6.500%, 8/1/2032	806
		TOTAL	2,859
		Federal National Mortgage Association—0.0%
322		FNMA, Pool 251697, 6.500%, 5/1/2028	332
1,520		FNMA, Pool 252334, 6.500%, 2/1/2029	1,543
1,153		FNMA, Pool 254905, 6.000%, 10/1/2033	1,193
5		FNMA, Pool 303168, 9.500%, 2/1/2025	5
63		FNMA, Pool 323159, 7.500%, 4/1/2028	64
415		FNMA, Pool 323640, 7.500%, 4/1/2029	424
1,902		FNMA, Pool 545993, 6.000%, 11/1/2032	1,962
753		FNMA, Pool 555272, 6.000%, 3/1/2033	776
377		FNMA, Pool 713974, 5.500%, 7/1/2033	389
1,606		FNMA, Pool 721502, 5.000%, 7/1/2033	1,628
		TOTAL	8,316
		Government National Mortgage Association—0.0%
1,686		GNMA, Pool 2796, 7.000%, 8/20/2029	1,725
1,090		GNMA, Pool 3040, 7.000%, 2/20/2031	1,124
2,798		GNMA, Pool 3188, 6.500%, 1/20/2032	2,868
4,040		GNMA, Pool 3239, 6.500%, 5/20/2032	4,151
320		GNMA, Pool 451522, 7.500%, 10/15/2027	326
99		GNMA, Pool 462739, 7.500%, 5/15/2028	102
44		GNMA, Pool 464835, 6.500%, 9/15/2028	45
786		GNMA, Pool 469699, 7.000%, 11/15/2028	800
619		GNMA, Pool 486760, 6.500%, 12/15/2028	632
129		GNMA, Pool 780453, 7.500%, 12/15/2025	129
198		GNMA, Pool 780584, 7.000%, 6/15/2027	199
		TOTAL	12,101
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $22,865)	23,276
		PURCHASED CALL OPTION—0.0%
157,500		UBS USD CALL/CHF PUT (CALL-Option), Exercise Price $0.8905, Notional Amount $4,844,700, Expiration Date 9/18/2024 (IDENTIFIED COST $1,374)	10
		INVESTMENT COMPANIES—18.2%
63,408		Bank Loan Core Fund	551,647
2,910,866		Emerging Markets Core Fund	25,208,101
6,278,532		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[4]	6,278,532
314,101	[5]	High Yield Bond Core Fund	1,777,813
1,730,396		Mortgage Core Fund	14,656,455
342,710		Project and Trade Finance Core Fund	3,029,555
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,748,697)	51,502,103
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $238,030,425)	282,540,457
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(88,904)
		TOTAL NET ASSETS—100%	$282,451,553

At August 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	1	$148,024	September 2024	$3,027
EURO-SCHATZ Long Futures	2	$234,853	September 2024	$1,810
United States Treasury Notes 2-Year Long Futures	21	$4,358,484	December 2024	$(4,731)
United States Treasury Notes 5-Year Long Futures	94	$10,283,453	December 2024	$(33,993)
United States Treasury Notes 10-Year Ultra Long Futures	5	$587,188	December 2024	$(4,816)
United States Treasury Long Bond Long Futures	1	$123,125	December 2024	$(1,638)
United States Treasury Ultra Bond Long Futures	7	$923,563	December 2024	$(17,681)
Short Futures:
United States Treasury Notes 10-Year Short Futures	6	$681,375	December 2024	$5,486
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(52,536)
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,780,589 and $605,518, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/3/2024	Morgan Stanley Capital	340,038	BRL	$60,334	$334
9/3/2024	Morgan Stanley Capital	329,970	BRL	$58,547	$(2)
9/5/2024	JPMorgan Chase Bank, N.A.	550,226	MXN	$27,934	$(2,066)
9/5/2024	Bank Of America N.A.	1,071,720	TRY	$31,409	$1,409
9/5/2024	Bank Of America N.A.	1,593,225	TRY	$46,693	$1,693
9/17/2024	Credit Agricole CIB	98,192	AUD	$66,484	$982
9/17/2024	The Bank Of New York Mellon	129,272	AUD	$87,528	$78
9/17/2024	Bank Of America N.A.	161,806	AUD	$109,556	$(215)
9/17/2024	Morgan Stanley Capital	272,133	CAD	$202,024	$2,008
9/17/2024	Barclays Bank PLC	339,242	CAD	$251,844	$684
9/17/2024	Morgan Stanley Capital	205,763	CAD	$152,752	$2,638
9/17/2024	Bank Of America N.A.	81,693	CHF	$96,251	$4,587
9/17/2024	JPMorgan Chase Bank, N.A.	96,589	CHF	$113,801	$(145)
9/17/2024	Morgan Stanley Capital	60,929	CHF	$71,787	$3,000
9/17/2024	Morgan Stanley Capital	631,801	EUR	$698,810	$(7,495)
9/17/2024	Morgan Stanley Capital	391,162	EUR	$432,648	$8,758
9/17/2024	Morgan Stanley Capital	520,055	EUR	$575,212	$8,900
9/17/2024	Morgan Stanley Capital	149,884	GBP	$196,870	$3,774
9/17/2024	Morgan Stanley Capital	112,923	GBP	$148,322	$3,933
9/17/2024	Goldman Sachs Bank	183,385	GBP	$240,874	$(1,174)
9/17/2024	Morgan Stanley Capital	44,692,668	JPY	$306,295	$(1,955)
9/17/2024	Morgan Stanley Capital	28,873,106	JPY	$197,878	$11,509
9/17/2024	BNP Paribas SA	2,976,739	MXN	$150,838	$(14,114)
9/17/2024	Barclays Bank PLC	4,059,787	MXN	$205,718	$(6,691)
9/17/2024	Bank Of America N.A.	2,332,534	MXN	$118,194	$(5,110)
9/20/2024	UBS AG	39,797	CHF	$46,906	$1,906
9/20/2024	UBS AG	48,100	CHF	$56,692	$3,142
10/15/2024	The Bank Of New York Mellon	662,069	AUD	$448,559	$1,361
10/15/2024	Citibank N.A.	700,000	AUD	$474,257	$10,957
10/15/2024	State Street Bank & Trust Co.	1,400,000	AUD	948,515 CHF	$26,265

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
10/15/2024	Morgan Stanley Capital	413,793	AUD	$280,349	$1,428
10/15/2024	HSBC Bank	2,500,000	BRL	$441,522	$1,312
10/15/2024	JPMorgan Chase Bank, N.A.	395,044	CHF	$467,009	$17,009
10/15/2024	Morgan Stanley Capital	783,603	CHF	$926,351	$26,352
10/15/2024	The Bank Of New York Mellon	596,337	CHF	704,971 AUD	$15,485
10/15/2024	Citibank N.A.	800,000	CHF	136,056,880 JPY	$21,254
10/15/2024	Morgan Stanley Capital	198,258	CHF	234,374 AUD	$5,347
10/15/2024	Morgan Stanley Capital	1,600,000	CNY	$226,698	$2,029
10/15/2024	JPMorgan Chase Bank, N.A.	400,000	EUR	443,001 SEK	$4,661
10/15/2024	BNP Paribas SA	14,592,137	JPY	$100,411	$411
10/15/2024	Morgan Stanley Capital	44,678,178	JPY	$307,439	$7,439
10/15/2024	Morgan Stanley Capital	78,750,000	JPY	$541,894	$1,627
10/15/2024	Morgan Stanley Capital	35,061,379	JPY	$241,264	$16,264
10/15/2024	Credit Agricole CIB	554,925,360	JPY	$3,818,552	$258,552
10/15/2024	JPMorgan Chase Bank, N.A.	88,898,904	JPY	$611,731	$11,731
10/15/2024	Morgan Stanley Capital	50,437,412	JPY	$347,070	$7,070
10/15/2024	Citibank N.A.	135,513,360	JPY	932,494 CHF	$9,662
10/15/2024	Morgan Stanley Capital	8,530,417	MXN	$430,405	$(19,595)
10/15/2024	State Street Bank & Trust Co.	2,570,151	PLN	$663,016	$13,016
10/15/2024	Citibank N.A.	4,661,262	SEK	454,962 EUR	$22,517
Contracts Sold:
9/3/2024	Morgan Stanley Capital	340,038	BRL	$60,335	$2
9/3/2024	Morgan Stanley Capital	329,970	BRL	$60,000	$1,453
9/5/2024	State Street Bank & Trust Co.	543,526	MXN	$30,000	$2,406
9/5/2024	Bank Of America N.A.	2,608,200	TRY	$75,000	$(1,439)
9/17/2024	Credit Agricole CIB	98,192	AUD	$66,278	$(206)
9/17/2024	Barclays Bank PLC	161,806	AUD	$109,013	$(543)
9/17/2024	JPMorgan Chase Bank, N.A.	96,954	AUD	$65,608	$(38)
9/17/2024	Morgan Stanley Capital	32,318	AUD	$21,963	$81
9/17/2024	JPMorgan Chase Bank, N.A.	272,133	CAD	$200,363	$(1,660)
9/17/2024	State Street Bank & Trust Co.	205,763	CAD	$151,179	$(1,573)
9/17/2024	Morgan Stanley Capital	339,242	CAD	$249,891	$(1,952)
9/17/2024	The Bank Of New York Mellon	20,423	CHF	$23,065	$(997)
9/17/2024	The Bank Of New York Mellon	96,589	CHF	$113,780	$(21)
9/17/2024	State Street Bank & Trust Co.	60,929	CHF	$68,470	$(3,317)
9/17/2024	Morgan Stanley Capital	61,270	CHF	$68,983	$(3,206)
9/17/2024	Morgan Stanley Capital	390,042	EUR	$424,883	$(6,526)
9/17/2024	Morgan Stanley Capital	391,162	EUR	$424,989	$(7,660)
9/17/2024	The Bank Of New York Mellon	130,014	EUR	$141,911	$(1,892)
9/17/2024	Morgan Stanley Capital	631,801	EUR	$704,225	$5,415
9/17/2024	State Street Bank & Trust Co.	112,413	GBP	$145,090	$(2,562)
9/17/2024	Citibank N.A.	37,471	GBP	$48,477	$(741)
9/17/2024	Morgan Stanley Capital	112,923	GBP	$144,857	$(3,465)
9/17/2024	Morgan Stanley Capital	183,385	GBP	$240,624	$(249)
9/17/2024	State Street Bank & Trust Co.	28,873,106	JPY	$181,478	$(16,400)
9/17/2024	Morgan Stanley Capital	44,692,668	JPY	$307,325	$1,030
9/17/2024	Bank Of America N.A.	744,185	MXN	$41,391	$3,682
9/17/2024	Credit Agricole CIB	2,332,534	MXN	$128,080	$9,885
9/17/2024	HSBC Bank	2,232,554	MXN	$124,202	$11,074
9/17/2024	Morgan Stanley Capital	4,059,787	MXN	$208,003	$2,285
9/20/2024	UBS AG	47,397	CHF	$53,550	$(2,313)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
9/20/2024	UBS AG	39,617	CHF	$45,000	$(1,694)
10/15/2024	Morgan Stanley Capital	350,000	AUD	198,258 CHF	$(8,101)
10/15/2024	State Street Bank & Trust Co.	2,000,000	AUD	$1,358,248	$3,227
10/15/2024	The Bank Of New York Mellon	1,050,000	AUD	596,337 CHF	$(21,900)
10/15/2024	State Street Bank & Trust Co.	2,500,000	BRL	$438,110	$(3,412)
10/15/2024	State Street Bank & Trust Co.	1,000,000	BRL	$182,369	$5,761
10/15/2024	Citibank N.A.	800,000	CHF	135,513,360 JPY	$(22,903)
10/15/2024	State Street Bank & Trust Co.	786,331	CHF	1,400,000 AUD	$(7,326)
10/15/2024	BNP Paribas SA	792,982	CHF	$900,000	$(37,438)
10/15/2024	JPMorgan Chase Bank, N.A.	392,458	CHF	$450,000	$(13,952)
10/15/2024	Morgan Stanley Capital	1,191,000	EUR	$1,305,300	$(13,734)
10/15/2024	Citibank N.A.	400,000	EUR	4,661,262 SEK	$(10,555)
10/15/2024	Citibank N.A.	136,056,880	JPY	800,000 CHF	$(11,753)
10/15/2024	Morgan Stanley Capital	91,078,050	JPY	$600,000	$(26,726)
10/15/2024	JPMorgan Chase Bank, N.A.	133,605,054	JPY	$900,000	$(19,363)
10/15/2024	Morgan Stanley Capital	85,027,393	JPY	$550,000	$(35,090)
10/15/2024	JPMorgan Chase Bank, N.A.	88,945,632	JPY	$600,000	$(12,053)
10/15/2024	Morgan Stanley Capital	8,535,758	MXN	$450,000	$19,325
10/15/2024	Bank Of America N.A.	16,292,291	MXN	$900,000	$77,967
10/15/2024	Morgan Stanley Capital	1,765,490	PLN	$450,000	$(5,440)
10/15/2024	Goldman Sachs Bank	885,917	PLN	$225,000	$(3,538)
10/15/2024	JPMorgan Chase Bank, N.A.	4,645,753	SEK	400,000 EUR	$(15,109)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$299,268
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $342,447 and $279,439, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
UBS	UBS USD CALL/MXN PUT	(75,000)	$75,000	September 2024	$18.84	$(3,792)
Put Option:
UBS	UBS USD PUT/CHF CALL	(157,500)	$157,500	September 2024	$0.85	$(1,509)
(Premium Received $2,931)						$(5,301)
The average market value of written put and call options held by the Fund throughout the period was $341 and $1,895, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $3,121 and $19,549, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts and the value of Written Options Contracts are included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2024	Shares Held as of 8/31/2024	Dividend Income
Bank Loan Core Fund	$20,785	$1,141,334	$(601,000)	$(3,576)	$(5,896)	$551,647	63,408	$31,335
Emerging Markets Core Fund	$26,209,549	$3,253,128	$(6,194,600)	$2,343,902	$(403,878)	$25,208,101	2,910,866	$1,452,927
Federated Hermes Government Obligations Fund, Premier Shares	$—	$42,270,681	$(35,992,149)	$—	$—	$6,278,532	6,278,532	$123,500
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$10,583,106	$35,875,523	$(46,455,378)	$(4,212)	$961	$—	—	$239,863
High Yield Bond Core Fund	$1,952,456	$86,602	$(342,200)	$101,142	$(20,187)	$1,777,813	314,101	$86,824
Mortgage Core Fund	$18,024,966	$1,605,567	$(5,589,200)	$1,393,741	$(778,619)	$14,656,455	1,730,396	$513,567
Project and Trade Finance Core Fund	$4,026,368	$230,045	$(1,250,000)	$86,141	$(62,999)	$3,029,555	342,710	$230,044
TOTAL OF AFFILIATED TRANSACTIONS	$60,817,230	$84,462,880	$(96,424,527)	$3,917,138	$(1,270,618)	$51,502,103	11,640,013	$2,678,060

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$118,865,196	$—	$1,420	$118,866,616
International	8,341,612	52,866,878	—	61,208,490
Debt Securities:
Foreign Governments/Agencies	—	21,552,637	—	21,552,637
Corporate Bonds	—	17,945,139	4,867	17,950,006
U.S. Treasuries	—	5,237,410	—	5,237,410
Asset-Backed Securities	—	3,940,313	—	3,940,313
Collateralized Mortgage Obligations	—	1,412,429	—	1,412,429
Commercial Mortgage-Backed Securities	—	847,167	—	847,167
Mortgage-Backed Securities	—	23,276	—	23,276
Purchased Call Option	—	10	—	10
Investment Companies	48,472,548	—	—	48,472,548
Other Investments[1]	—	—	—	3,029,555
TOTAL SECURITIES	$175,679,356	$103,825,259	$6,287	$282,540,457
Other Financial Instruments:
Assets
Futures Contracts	$10,323	$—	$—	$10,323
Foreign Exchange Contracts	—	684,677	—	684,677
Liabilities
Futures Contracts	(62,859)	—	—	(62,859)
Foreign Exchange Contracts	—	(385,409)	—	(385,409)
Written Options Contracts	—	(5,301)	—	(5,301)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(52,536)	$293,967	$—	$241,431

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,029,555 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of
Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GDR	—Global Depository Receipt
GNMA	—Government National Mortgage Association
JPY	—Japanese Yen
MTN	—Medium Term Note
MXN	—Mexican Peso
PLC	—Public Limited Company
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USD	—United States Dollar